UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1.    Name and address of issuer:

      Limited Term New York Municipal Fund
      350 Linden Oaks
      Rochester, NY 14625
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):    /X/
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3.    Investment Company Act File Number: 811-6332

      Securities Act File Number: 33-41511
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4(a). Last day of fiscal year for which this Form is filed: 12/31/98
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4(b). /X/ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                          $442,106,809

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                     $134,493,317

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used
             to reduce registration fees
             payable to the Commission:           $(-0-)

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii):                       -$134,493,317

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                    $307,613,492
      ---------------------------------------------------------
      (vi)   Redemption credits available for     $-0-
             use in future years - if Item 5(i)
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i):
      ---------------------------------------------------------
      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                         x .000278

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                       =$85,517
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
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7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):                  $356
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8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:                                     =$85,873
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: April 23, 1999

            Method of Delivery:  /X/ Wire Transfer #4389
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: /s/ Robert J. Bishop
    -------------------------------------
    Robert J. Bishop, Assistant Treasurer

Date: April 26, 1999

cc: Robert J. Zutz, Esq.
    Katherine P. Feld, Esq.